THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 75.3%
	Face Amount	Value
Argentina — 0.3%
Agua y Saneamientos Argentinos 6.63%, 02/01/23	$564,000	$276,366
Transportadora de Gas del Sur 6.75%, 05/02/25	345,000	298,225
YPF 8.50%, 07/28/25	684,000	478,800

		1,053,391

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN 4.75%, 03/13/23	750,000	790,125

Bahrain — 0.6%
Mumtalakat Sukuk Holding 5.63%, 02/27/24	1,000,000	1,068,750
Oil and Gas Holding BSCC 7.63%, 11/07/24	930,000	1,034,606

		2,103,356

Brazil — 4.5%
Atento Luxco1 8.00%, 02/10/26 (a)	1,038,000	1,087,781
Banco Bradesco MTN 3.20%, 01/27/25 (a)	200,000	204,502
Banco Daycoval MTN 4.25%, 12/13/24	692,000	706,020
Banco do Brasil 4.63%, 01/15/25	881,000	932,979
Banco do Brasil MTN 4.88%, 04/19/23	365,000	385,991
BRF GmbH 4.35%, 09/29/26	363,000	371,171
Cemig Geracao e Transmissao 9.25%, 12/05/24	750,000	857,250
Centrais Eletricas Brasileiras 3.63%, 02/04/25 (a)	2,033,000	2,045,706
CSN Resources 7.63%, 04/17/26	363,000	385,648
Embraer Netherlands Finance BV 6.95%, 01/17/28 (a)	600,000	659,688
Fibria Overseas Finance 5.50%, 01/17/27	260,000	296,403
FS Luxembourg Sarl 10.00%, 12/15/25 (a)	675,000	743,209
Gol Finance 7.00%, 01/31/25	750,000	613,125

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Brazil (continued)
InterCement Financial Operations BV 5.75%, 07/17/24	$340,000	$294,950
Itau Unibanco Holding 3.25%, 01/24/25	1,768,000	1,799,700
Itau Unibanco Holding MTN 6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863%, (b)(c)	110,000	111,514
Natura Cosmeticos 5.38%, 02/01/23	1,100,000	1,128,886
NBM US Holdings 7.00%, 05/14/26	680,000	731,177
Rumo Luxembourg Sarl 5.88%, 01/18/25	500,000	527,637
7.38%, 02/09/24	354,000	367,055
Simpar Europe 5.20%, 01/26/31 (a)	700,000	685,531
Tupy Overseas 4.50%, 02/16/31 (a)	400,000	388,004
Unigel Luxembourg 8.75%, 10/01/26 (a)	1,350,000	1,456,825

		16,780,752

Chile — 1.4%
Banco Santander Chile 2.70%, 01/10/25	680,000	710,600
Celulosa Arauco y Constitucion 4.50%, 08/01/24	826,000	895,186
Empresa Electrica Guacolda 4.56%, 04/30/25	310,000	260,370
Empresa Nacional de Telecomunicaciones 4.75%, 08/01/26	110,000	122,257
4.88%, 10/30/24	110,000	118,121
Falabella 3.75%, 04/30/23	716,000	750,995
Inversiones CMPC 4.38%, 05/15/23	110,000	116,050
4.38%, 04/04/27	490,000	538,858
Kenbourne Invest 4.70%, 01/22/28 (a)	1,100,000	1,130,800
6.88%, 11/26/24	681,000	724,414

		5,367,651

China — 20.2%
Agile Group Holdings 8.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254%, (b)(c)	1,240,000	1,292,353
Azure Orbit IV International Finance MTN 3.75%, 01/25/23	1,200,000	1,252,061

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Baidu 3.08%, 04/07/25	$200,000	$210,493
3.88%, 09/29/23	1,800,000	1,924,631
Bank of China 5.00%, 11/13/24	4,187,000	4,699,281
Bank of China MTN 1.03%, VAR ICE LIBOR USD 3 Month+0.850%, 03/08/23 (b)	313,000	313,836
Bank of Communications MTN 1.20%, 09/10/25	1,691,000	1,658,753
Bocom Leasing Management Hong Kong MTN 1.14%, VAR ICE LIBOR USD 3 Month+0.950%, 03/02/25 (b)	1,169,000	1,153,838
CCB Life Insurance 4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/77 (b)	200,000	202,126
CCBL Cayman 1 MTN 1.99%, 07/21/25	1,678,000	1,676,849
CFLD Cayman Investment 7.13%, 04/08/22	1,281,000	468,206
China Cinda Finance 2017 I MTN 3.88%, 02/08/23	1,200,000	1,256,028
China Construction Bank 4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.880%, 02/27/29 (b)	676,000	728,956
China Evergrande Group 7.50%, 06/28/23	1,937,000	1,666,789
8.75%, 06/28/25	1,562,000	1,237,637
China Great Wall International Holdings III MTN 4.38%, 05/25/23	291,000	309,808
China Huadian Overseas Development Management 4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782%, (b)(c)	200,000	208,967
China SCE Group Holdings 7.38%, 04/09/24	1,695,000	1,741,914
Chinalco Capital Holdings 4.10%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, (b)(c)	1,223,000	1,272,532
CIFI Holdings Group 4.38%, 04/12/27	1,000,000	976,681
6.55%, 03/28/24	254,000	269,446
CITIC MTN 3.88%, 02/28/27	200,000	215,952

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
CMHI Finance BVI 4.38%, 08/06/23	$1,600,000	$1,707,488
Coastal Emerald 4.30%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.445%, (b)(c)	544,000	554,833
Country Garden Holdings 2.70%, 07/12/26	500,000	494,868
4.20%, 02/06/26	750,000	784,125
5.13%, 01/17/25	876,000	909,855
6.50%, 04/08/24	1,195,000	1,279,155
Easy Tactic 8.13%, 02/27/23	674,000	643,987
Fantasia Holdings Group 10.88%, 01/09/23	564,000	561,321
Fortune Star BVI 6.75%, 07/02/23	340,000	356,067
Greenland Global Investment 5.88%, 07/03/24	546,000	455,355
Guohui International Bvi 4.37%, 07/09/22	973,000	992,453
Huarong Finance 2017 MTN 1.52%, VAR ICE LIBOR USD 3 Month+1.325%, 07/03/23 (b)	200,000	198,238
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, (b)(c)	543,000	549,777
Huarong Finance 2019 MTN 3.25%, 11/13/24	730,000	759,611
Huarong Finance II MTN 5.50%, 01/16/25	2,923,000	3,219,100
Industrial & Commercial Bank of China 4.88%, 09/21/25	5,657,000	6,298,674
Kaisa Group Holdings 8.50%, 06/30/22	1,123,000	1,143,207
9.38%, 06/30/24	1,018,000	976,195
9.95%, 07/23/25	1,359,000	1,278,140
11.50%, 01/30/23	2,160,000	2,236,620
KWG Group Holdings 5.88%, 11/10/24	1,041,000	1,053,746
6.00%, 09/15/22	255,000	259,404
7.40%, 01/13/27	691,000	691,284
7.88%, 09/01/23	351,000	362,232
Leader Goal International MTN 4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.919%, (b)(c)	212,000	218,460
Lenovo Group MTN 4.75%, 03/29/23	1,431,000	1,516,804

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Meituan 2.13%, 10/28/25 (a)	$1,376,000	$1,366,260
Minmetals Bounteous Finance BVI 3.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209%, (b)(c)	1,073,000	1,098,537
Poly Developments and Holdings Group 4.75%, 09/17/23	603,000	646,168
Prosus 4.85%, 07/06/27	110,000	123,063
Ronshine China Holdings 8.75%, 10/25/22	867,000	867,217
Scenery Journey 11.50%, 10/24/22	742,000	679,301
13.75%, 11/06/23	713,000	661,664
Shimao Group Holdings 5.60%, 07/15/26	1,275,000	1,374,333
Sino-Ocean Land Treasure Finance I 6.00%, 07/30/24	248,000	274,215
Sino-Ocean Land Treasure III 4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256%, (b)(c)	695,000	604,990
Sinopec Group Overseas Development 2018 1.45%, 01/08/26 (a)	1,660,000	1,639,931
Sunac China Holdings 6.50%, 01/10/25	1,143,000	1,163,488
6.50%, 01/26/26	691,000	682,488
6.65%, 08/03/24	334,000	341,574
7.95%, 10/11/23	1,418,000	1,497,274
Sunny Optical Technology Group 3.75%, 01/23/23	219,000	227,318
Tencent Holdings MTN 2.99%, 01/19/23	546,000	566,399
Times China Holdings 5.75%, 01/14/27	1,000,000	965,118
6.75%, 07/16/23	688,000	715,233
Weibo 3.50%, 07/05/24	676,000	712,219
Weichai International Hong Kong Energy Group 3.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.084%, (b)(c)	283,000	287,949
Yingde Gases Investment 6.25%, 01/19/23	400,000	413,638
Yuzhou Group Holdings 8.30%, 05/27/25	1,300,000	1,108,140
8.50%, 02/26/24	713,000	659,842

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Zhenro Properties Group 6.63%, 01/07/26	$1,500,000	$1,385,905
ZhongAn Online P&C Insurance 3.13%, 07/16/25	678,000	683,139

		74,983,539

Colombia — 1.4%
Banco de Bogota 6.25%, 05/12/26	417,000	467,874
Bancolombia 3.00%, 01/29/25	673,000	687,470
4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27 (b)	110,000	111,125
Ecopetrol 4.13%, 01/16/25	110,000	117,414
5.38%, 06/26/26	110,000	123,352
5.88%, 09/18/23	314,000	346,813
Grupo Aval 4.75%, 09/26/22	1,910,000	1,993,104
Grupo de Inversiones Suramericana 5.50%, 04/29/26	730,000	813,957
SURA Asset Management 4.88%, 04/17/24	358,000	388,613

		5,049,722

Congo — 0.4%
HTA Group 7.00%, 12/18/25 (a)	1,500,000	1,593,750

Georgia — 0.1%
Georgian Railway JSC 7.75%, 07/11/22	413,000	436,004

Ghana — 0.5%
Kosmos Energy 7.50%, 03/01/28 (a)	1,300,000	1,231,100
Tullow Oil 6.25%, 04/15/22	291,000	273,686
7.00%, 03/01/25	254,000	214,630

		1,719,416

Guatemala — 0.2%
Central American Bottling 5.75%, 01/31/27 (a)	350,000	370,776
Industrial Senior Trust 5.50%, 11/01/22	209,000	215,792

		586,568

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Hong Kong — 0.1%
China Cinda Finance 2015 I MTN 4.25%, 04/23/25	$110,000	$119,753
HKT Capital No. 4 3.00%, 07/14/26	200,000	210,044
Melco Resorts Finance 4.88%, 06/06/25	110,000	113,025

		442,822

India — 4.6%
ABJA Investment Pte 5.95%, 07/31/24	1,074,000	1,159,888
Adani Ports & Special Economic Zone 3.38%, 07/24/24	364,000	381,639
Azure Power Energy 5.50%, 11/03/22	213,000	217,260
Bank of Baroda MTN 3.50%, 04/04/22	200,000	204,144
Bharti Airtel 4.38%, 06/10/25	110,000	118,048
Bharti Airtel International Netherlands BV 5.35%, 05/20/24	820,000	905,729
BPRL International Singapore Pte MTN 4.38%, 01/18/27	728,000	764,334
Clean Renewable Power Mauritius Pte 4.25%, 03/25/27 (a)	350,000	352,625
Greenko Dutch BV 5.25%, 07/24/24	500,000	518,135
Greenko Solar Mauritius 5.55%, 01/29/25	450,000	461,925
5.95%, 07/29/26	338,000	361,322
ICICI Bank MTN 4.00%, 03/18/26	765,000	825,075
JSW Steel 5.95%, 04/18/24	554,000	589,216
Muthoot Finance MTN 4.40%, 09/02/23 (a)	360,000	364,302
Network i2i 3.98%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.390%, (a),(b)(c)	2,000,000	2,005,000
NTPC MTN 4.25%, 02/26/26	364,000	391,653
Oil India 5.38%, 04/17/24	218,000	241,762
REC 3.50%, 12/12/24	715,000	753,365
ReNew Power Synthetic 6.67%, 03/12/24	364,000	381,836

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
Shriram Transport Finance MTN 4.40%, 03/13/24	$1,343,000	$1,334,539
5.10%, 07/16/23	489,000	496,580
5.95%, 10/24/22	893,000	915,772
State Bank of India 4.38%, 01/24/24	110,000	118,963
Vedanta Resources 6.13%, 08/09/24	1,341,000	1,077,829
Vedanta Resources Finance II 8.95%, 03/11/25 (a)	2,200,000	2,102,100

		17,043,041

Indonesia — 2.8%
Adaro Indonesia 4.25%, 10/31/24	1,500,000	1,515,000
Bank Mandiri Persero MTN 3.75%, 04/11/24	362,000	382,091
Indika Energy Capital III Pte 5.88%, 11/09/24	1,283,000	1,284,925
Indonesia Asahan Aluminium Persero 4.75%, 05/15/25 (a)	1,700,000	1,847,390
6.53%, 11/15/28	341,000	410,479
Medco Bell Pte 6.38%, 01/30/27	200,000	200,600
Medco Oak Tree Pte 7.38%, 05/14/26	291,000	309,915
Pertamina Persero 4.88%, 05/03/22	2,200,000	2,285,795
Pertamina Persero MTN 4.30%, 05/20/23	1,204,000	1,274,982
Perusahaan Gas Negara 5.13%, 05/16/24	483,000	528,843
Saka Energi Indonesia 4.45%, 05/05/24	213,000	187,973

		10,227,993

Ireland — 0.2%
C&W Senior Financing DAC 6.88%, 09/15/27	688,000	733,580

Israel — 1.0%
Energean Israel Finance 4.50%, 03/30/24 (a)	1,648,000	1,656,372
Israel Electric 5.00%, 11/12/24 (a)	913,000	1,025,454
Leviathan Bond 6.13%, 06/30/25 (a)	1,030,000	1,114,975

		3,796,801

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Kazakhstan — 0.3%
Nostrum Oil & Gas Finance BV 8.00%, 07/25/22	$212,000	$50,562
Tengizchevroil Finance International 2.63%, 08/15/25 (a)	900,000	908,438

		959,000

Kuwait — 1.1%
Kuwait Projects SPC 5.00%, 03/15/23	717,000	724,994
Kuwait Projects SPC MTN 4.50%, 02/23/27	1,218,000	1,178,459
MEGlobal Canada ULC MTN 5.00%, 05/18/25 (a)	1,800,000	2,000,250

		3,903,703

Macau — 0.2%
Sands China 4.60%, 08/08/23	110,000	117,633
Wynn Macau 5.50%, 01/15/26 (a)	500,000	521,875
5.63%, 08/26/28 (a)	250,000	261,325

		900,833

Malaysia — 0.1%
Malayan Banking 3.91%, VAR USD Swap Semi 30/360 5 Yr Curr+2.542%, 10/29/26 (b)	364,000	368,812

Mexico — 4.1%
Alfa 5.25%, 03/25/24	354,000	387,187
Axtel 6.38%, 11/14/24	176,000	183,040
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa 4.13%, 06/06/24	826,000	881,763
4.38%, 04/11/27	300,000	320,100
Banco Nacional de Comercio Exterior SNC 3.80%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/26 (b)	425,000	423,942
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/22	110,000	114,813
5.38%, 04/17/25 (a)	350,000	392,980
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995%, 10/01/28 (b)	1,215,000	1,309,734
BBVA Bancomer 6.75%, 09/30/22	2,738,000	2,945,978

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Mexico (continued)
Cemex 5.70%, 01/11/25	$59,000	$60,192
7.38%, 06/05/27 (a)	700,000	792,519
Grupo Bimbo 5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280%, (b)(c)	708,000	748,710
Nemak 4.75%, 01/23/25	251,000	259,283
Orbia Advance 4.88%, 09/19/22	1,300,000	1,369,381
Petroleos Mexicanos 3.50%, 01/30/23	1,184,000	1,198,800
5.35%, 02/12/28	681,000	662,204
6.50%, 03/13/27	1,074,000	1,122,330
6.88%, 10/16/25 (a)	1,700,000	1,844,330
Sigma Alimentos 4.13%, 05/02/26	110,000	119,020

		15,136,306

Mongolia — 0.3%
Development Bank of Mongolia 7.25%, 10/23/23	1,076,000	1,164,523

Morocco — 0.6%
OCP 4.50%, 10/22/25	1,945,000	2,058,335

Netherlands — 1.2%
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/23	2,556,000	2,547,821
3.15%, 10/01/26	2,146,000	2,052,112

		4,599,933

Nigeria — 0.2%
United Bank for Africa 7.75%, 06/08/22	550,000	568,574

Oman — 0.7%
Bank Muscat SAOG MTN 4.88%, 03/14/23	354,000	364,788
OmGrid Funding 5.20%, 05/16/27	1,246,000	1,280,265
Oztel Holdings SPC 5.63%, 10/24/23	785,000	829,681
6.63%, 04/24/28	288,000	315,057

		2,789,791

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Panama — 0.2%
Banco General 4.13%, 08/07/27	$110,000	$117,289
Banistmo 3.65%, 09/19/22	700,000	714,000

		831,289

Peru — 1.2%
Banco BBVA Peru 5.00%, 08/26/22	110,000	115,882
Banco de Credito del Peru 4.25%, 04/01/23	1,110,000	1,179,375
Camposol 6.00%, 02/03/27 (a)	400,000	425,640
Credicorp 2.75%, 06/17/25 (a)	1,000,000	1,019,000
Hunt Oil of Peru Sucursal Del Peru 6.38%, 06/01/28	1,361,000	1,478,386
Southern Copper 3.88%, 04/23/25	110,000	120,396
Volcan Cia Minera SAA 4.38%, 02/11/26 (a)	200,000	205,300

		4,543,979

Qatar — 2.0%
ABQ Finance MTN 1.88%, 09/08/25	1,000,000	998,100
3.13%, 09/24/24	212,000	222,405
AKCB Finance 4.75%, 10/09/23	1,061,000	1,148,702
CBQ Finance MTN 5.00%, 05/24/23	660,000	714,450
MAR Sukuk 3.03%, 11/13/24	289,000	303,363
Ooredoo International Finance MTN 3.25%, 02/21/23	2,800,000	2,924,488
QNB Finance MTN 3.50%, 03/28/24	1,217,000	1,294,584

		7,606,092

Russia — 3.1%
Credit Bank of Moscow Via CBOM Finance 4.70%, 01/29/25	846,000	852,345
7.12%, 06/25/24	213,000	231,957
7.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27 (b)	364,000	367,232
Evraz 5.38%, 03/20/23	1,100,000	1,162,018

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Russia (continued)
Gazprom PJSC via Gaz Finance 3.00%, 06/29/27	$2,042,000	$2,010,635
MMC Norilsk Nickel Via MMC Finance DAC 4.10%, 04/11/23	700,000	723,044
6.63%, 10/14/22	800,000	859,565
Novatek OAO Via Novatek Finance DAC 4.42%, 12/13/22	700,000	734,806
Sberbank of Russia Via SB Capital 5.13%, 10/29/22	2,230,000	2,335,702
SCF Capital DAC 5.38%, 06/16/23	700,000	740,398
Vnesheconombank Via VEB Finance 5.94%, 11/21/23	700,000	768,460
6.03%, 07/05/22	700,000	736,540

		11,522,702

Saudi Arabia — 1.8%
Almarai Sukuk 4.31%, 03/05/24	213,000	229,509
Dar Al-Arkan Sukuk 6.75%, 02/15/25	672,000	682,994
6.88%, 03/21/23	724,000	749,883
Dar Al-Arkan Sukuk MTN 6.88%, 04/10/22	250,000	257,375
SABIC Capital II BV 4.00%, 10/10/23	700,000	754,324
Samba Funding 2.75%, 10/02/24	435,000	453,074
Saudi Arabian Oil 1.25%, 11/24/23 (a)	350,000	352,392
1.63%, 11/24/25 (a)	1,700,000	1,711,382
Saudi Electricity Global Sukuk 3 4.00%, 04/08/24	1,362,000	1,467,773

		6,658,706

Singapore — 1.3%
BOC Aviation MTN 1.32%, VAR ICE LIBOR USD 3 Month+1.125%, 09/26/23 (b)	110,000	109,732
3.25%, 04/29/25 (a)	2,800,000	2,937,172
Indika Energy Capital IV Pte 8.25%, 10/22/25	340,000	358,020
Marble II Pte 5.30%, 06/20/22	500,000	501,799
Puma International Financing 5.13%, 10/06/24	663,000	663,995

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Singapore (continued)
United Overseas Bank MTN 3.50%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/26 (b)	$200,000	$202,082

		4,772,800

South Africa — 1.7%
Anglo American Capital 4.75%, 04/10/27	363,000	416,001
Eskom Holdings SOC 7.13%, 02/11/25	338,000	348,286
Eskom Holdings SOC MTN 6.35%, 08/10/28	928,000	979,690
Fields Orogen Holdings BVI 5.13%, 05/15/24	213,000	233,022
FirstRand Bank 6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+3.561%, 04/23/28 (b)	428,000	450,513
Liquid Telecommunications Financing 5.50%, 09/04/26 (a)	400,000	420,080
Mauritius Investments 4.76%, 11/11/24	250,000	261,250
Sasol Financing International 4.50%, 11/14/22	365,000	372,847
Sasol Financing USA 5.88%, 03/27/24	642,000	680,905
6.50%, 09/27/28	628,000	675,414
Transnet SOC 4.00%, 07/26/22	1,400,000	1,423,954

		6,261,962

South Korea — 3.7%
Hanwha Life Insurance 4.70%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, (b)(c)	1,375,000	1,429,944
Heungkuk Life Insurance 4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472%, (b)(c)	1,945,000	1,962,019
Kia 3.00%, 04/25/23	321,000	334,890
Kookmin Bank 1.75%, 05/04/25 (a)	1,800,000	1,825,299
Kookmin Bank MTN 4.35%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639%, (b)(c)	726,000	765,930
Korea East-West Power 1.75%, 05/06/25 (a)	1,100,000	1,121,175

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Korea (continued)
Kyobo Life Insurance 3.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.091%, (b)(c)	$212,000	$216,770
POSCO 2.75%, 07/15/24	361,000	380,869
SK Hynix 1.00%, 01/19/24 (a)	700,000	698,838
1.50%, 01/19/26 (a)	1,700,000	1,672,256
3.00%, 09/17/24	500,000	530,271
SK Innovation 4.13%, 07/13/23	200,000	210,538
Woori Bank MTN 4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.664%, (b)(c)	723,000	754,812
4.75%, 04/30/24	474,000	523,876
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347%, (b)(c)	1,386,000	1,427,056

		13,854,543

Spain — 0.4%
EnfraGen Energia Sur 5.38%, 12/30/30 (a)	1,400,000	1,377,264

Supranational — 0.7%
Africa Finance MTN 4.38%, 04/17/26	687,000	743,636
Central American Bank for Economic Integration 2.00%, 05/06/25 (a)	1,800,000	1,867,302

		2,610,938

Tanzania — 0.0%
AngloGold Ashanti Holdings 5.13%, 08/01/22	100,000	104,417

Thailand — 0.6%
Bangkok Bank MTN 4.05%, 03/19/24	110,000	120,084
5.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.729%, (a),(b)(c)	1,700,000	1,787,125
PTT Global Chemical 4.25%, 09/19/22	110,000	114,862
Siam Commercial Bank MTN 2.75%, 05/16/23	200,000	207,858

		2,229,929

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond 5.75%, 01/30/25	$373,000	$324,611

Turkey — 3.3%
Akbank 6.80%, 02/06/26 (a)	1,388,000	1,382,559
Arcelik 5.00%, 04/03/23	250,000	253,627
Coca-Cola Icecek 4.22%, 09/19/24	200,000	205,375
KOC Holding 5.25%, 03/15/23	1,765,000	1,787,768
Petkim Petrokimya Holding 5.88%, 01/26/23	709,000	717,224
QNB Finansbank 6.88%, 09/07/24	361,000	371,920
QNB Finansbank MTN 4.88%, 05/19/22	348,000	348,000
TC Ziraat Bankasi MTN 5.13%, 05/03/22	348,000	346,215
Turk Telekomunikasyon 4.88%, 06/19/24	213,000	214,985
6.88%, 02/28/25	730,000	774,933
Turkcell Iletisim Hizmetleri 5.75%, 10/15/25	417,000	429,243
5.80%, 04/11/28	200,000	201,768
Turkiye Is Bankasi 6.00%, 10/24/22	716,000	706,477
Turkiye Is Bankasi MTN 6.13%, 04/25/24	814,000	798,941
Turkiye Vakiflar Bankasi TAO 6.50%, 01/08/26 (a)	1,050,000	1,005,014
8.13%, 03/28/24	354,000	364,047
Turkiye Vakiflar Bankasi TAO MTN 5.63%, 05/30/22	417,000	413,214
5.75%, 01/30/23	354,000	348,389
Ulker Biskuvi Sanayi 6.95%, 10/30/25 (a)	850,000	890,868
Yapi ve Kredi Bankasi MTN 5.85%, 06/21/24	681,000	662,184

		12,222,751

Ukraine — 1.2%
Kernel Holding 6.75%, 10/27/27 (a)	1,200,000	1,279,200

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Ukraine (continued)
Metinvest BV 7.65%, 10/01/27 (a)	$800,000	$859,802
8.50%, 04/23/26	1,074,000	1,196,994
MHP Lux 6.95%, 04/03/26	363,000	380,969
Ukraine Railways Via Rail Capital Markets 8.25%, 07/09/24	652,000	689,490

		4,406,455

United Arab Emirates — 5.4%
Abu Dhabi National Energy PJSC 3.63%, 01/12/23	2,350,000	2,468,205
Abu Dhabi National Energy PJSC MTN 3.88%, 05/06/24	722,000	782,475
ADCB Finance Cayman MTN 4.00%, 03/29/23	2,000,000	2,116,840
DAE Funding 3.38%, 03/20/28 (a)	500,000	496,050
5.00%, 08/01/24	922,000	949,660
DIB Sukuk 3.63%, 02/06/23	2,100,000	2,189,250
DIFC Sukuk 4.33%, 11/12/24	545,000	582,864
DP World Crescent 3.91%, 05/31/23	361,000	379,588
DP World Salaam 6.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750%, (b)(c)	1,022,000	1,098,650
EMG SUKUK 4.56%, 06/18/24	446,000	473,573
Emirates NBD Bank PJSC 3.25%, 11/14/22	1,900,000	1,972,447
Fab Sukuk 3.63%, 03/05/23	1,218,000	1,280,883
MAF Global Securities 4.75%, 05/07/24	716,000	778,522
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476%, (b)(c)	902,000	913,279
Mashreqbank PSC MTN 4.25%, 02/26/24	990,000	1,061,775
MDGH - GMTN BV MTN 2.50%, 05/21/26	2,000,000	2,077,500
Rakfunding Cayman MTN 4.13%, 04/09/24	400,000	427,960
Shelf Drilling Holdings 8.88%, 11/15/24 (a)	43,000	43,000

		20,092,521

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United States — 1.0%
Flex 4.75%, 06/15/25	$110,000	$122,669
Hyundai Capital America 4.13%, 06/08/23 (a)	1,588,000	1,699,305
Hyundai Capital America MTN 2.75%, 09/27/26	1,772,000	1,835,319

		3,657,293

Zambia — 0.3%
First Quantum Minerals 6.88%, 03/01/26	363,000	375,705
7.25%, 04/01/23	566,000	575,905

		951,610

Total Global Bonds
(Cost $272,363,317)		279,188,183

SOVEREIGN DEBT — 11.3%
Argentina — 0.0%
Provincia de Buenos Aires 9.13%	500,000	190,000

Armenia — 0.1%
Armenia Government International Bond 7.15%, 03/26/25	213,000	234,994

Bahamas — 0.5%
Bahamas Government International Bond 6.95%, 11/20/29	2,042,000	2,025,664

Bahrain — 0.5%
Bahrain Government International Bond 7.00%, 01/26/26	356,000	409,400
Bahrain Government International Bond MTN 4.25%, 01/25/28 (a)	1,650,000	1,637,473

		2,046,873

Bolivia — 0.1%
Bolivian Government International Bond 4.50%, 03/20/28	363,000	314,630

Brazil — 0.7%
Brazilian Government International Bond 2.88%, 06/06/25	2,510,000	2,534,021

Cameroon — 0.1%
Cameroon Republic Government International Bond 9.50%, 11/19/25	336,000	364,348

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Costa Rica — 0.5%
Costa Rica Government International Bond 4.38%, 04/30/25	$2,050,000	$2,029,500

Dominican Republic — 0.8%
Dominican Republic Government International Bond 5.50%, 01/27/25	1,187,000	1,302,732
6.88%, 01/29/26	1,327,000	1,539,984

		2,842,716

Egypt — 0.9%
Egypt Government International Bond 5.75%, 05/29/24 (a)	1,450,000	1,520,151
5.88%, 06/11/25	681,000	718,373
Egypt Government International Bond MTN 6.20%, 03/01/24	1,088,000	1,154,695

		3,393,219

Ghana — 0.3%
Ghana Government International Bond 7.75%, 04/07/29 (a)	600,000	594,000
8.88%, 05/07/42 (a)	500,000	480,125

		1,074,125

Honduras — 0.1%
Honduras Government International Bond 7.50%, 03/15/24	213,000	231,105

India — 0.5%
Export-Import Bank of India MTN 4.00%, 01/14/23	1,650,000	1,733,941

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III 4.33%, 05/28/25	250,000	277,817

Jordan — 0.2%
Jordan Government International Bond 4.95%, 07/07/25 (a)	700,000	718,536

Mongolia — 0.3%
Mongolia Government International Bond MTN 5.13%, 12/05/22	912,000	939,340

Nigeria — 0.1%
Nigeria Government International Bond MTN 6.50%, 11/28/27	341,000	351,537

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Oman — 0.3%
Oman Government International Bond 5.63%, 01/17/28	$895,000	$924,087
Oman Sovereign Sukuk 4.40%, 06/01/24	356,000	368,001

		1,292,088

Pakistan — 0.7%
Pakistan Government International Bond MTN 6.00%, 04/08/26 (a)	1,000,000	1,016,250
Third Pakistan International Sukuk 5.63%, 12/05/22	1,400,000	1,435,000

		2,451,250

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond 8.38%, 10/04/28	727,000	746,993

Qatar — 0.5%
Qatar Government International Bond 3.40%, 04/16/25 (a)	1,800,000	1,955,250

Saudi Arabia — 0.8%
Saudi Government International Bond MTN 2.90%, 10/22/25 (a)	1,000,000	1,060,002
3.25%, 10/26/26	1,846,000	1,985,447

		3,045,449

South Africa — 0.3%
South Africa Government International Bond 4.85%, 09/27/27	688,000	709,672
4.88%, 04/14/26	300,000	315,000

		1,024,672

Sri Lanka — 0.3%
Sri Lanka Government International Bond 5.88%, 07/25/22	1,385,000	1,073,375

Turkey — 1.9%
Turkey Government International Bond 3.25%, 03/23/23	364,000	349,663
5.75%, 03/22/24	4,571,000	4,522,913
6.25%, 09/26/22	716,000	726,275
6.38%, 10/14/25	855,000	845,937
Turkiye Ihracat Kredi Bankasi 4.25%, 09/18/22	727,000	712,169

		7,156,957

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond MTN 0.75%, 09/02/23 (a)	$700,000	$702,338
Sharjah Sukuk Program MTN 3.85%, 04/03/26	990,000	1,056,261

		1,758,599

Total Sovereign Debt
(Cost $40,955,488)		41,806,999

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bills 0.03%, 4/15/2021 (d)	13,500,000	13,499,921
0.03%, 5/13/2021 (d)	12,000,000	11,999,685

Total U.S. Treasury Obligations
(Cost $25,499,411)		25,499,606

COMMON STOCK — 3.1%
	Shares
China — 0.6%
21Vianet Group ADR *	48,266	1,558,992
Huazhu Group ADR *	13,216	725,558
Vipshop Holdings ADR *	2,450	73,157

		2,357,707

Hong Kong — 0.2%
Galaxy Entertainment Group	77,000	693,328

Mexico — 0.2%
Controladora Vuela Cia de Aviacion ADR *	46,693	665,842

Sweden — 0.2%
Evolution Gaming Group (a)	4,826	710,629

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing ADR	6,143	726,594

United States — 1.7%
Communication Services — 0.1%
Alphabet, Cl A *	184	379,503

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Consumer Discretionary — 0.6%
Arcos Dorados Holdings, Cl A	33,678	$171,421
Caesars Entertainment *	8,523	745,336
Despegar.com*	30,811	419,954
General Motors	9,243	531,103
Tesla*	547	365,358

		2,233,172

Consumer Staples — 0.2%
Kraft Heinz	19,514	780,560

Energy — 0.1%
Exxon Mobil	6,713	374,787

Industrials — 0.4%
Boeing*	2,627	669,150
Caterpillar	830	192,452
Copa Holdings, Cl A	9,099	735,108

		1,596,710

Information Technology — 0.3%
Intel	2,843	181,952
NVIDIA	1,357	724,543

		906,495

		6,271,227

Total Common Stock
(Cost $10,735,436)		11,425,327

Total Investments - 96.6%		$357,920,115

(Cost $349,553,652)
Other Assets & Liabilities, Net - 9.0%		12,515,340

Net Assets - 100.0%		$370,435,455

The open futures contracts held by the Fund at March 31, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	(82)	Jun-2021	$(5,478,185)	$(5,422,250)	$55,935
Russell 2000 Index E-MINI	17	Jun-2021	1,869,365	1,889,125	19,760
U.S. 5-Year Treasury Notes	(62)	Jul-2021	(7,659,280)	(7,650,703)	8,577
U.S. 10-Year Treasury Notes	(60)	Jun-2021	(7,906,107)	(7,856,250)	49,857

			$(19,174,207)	$(19,040,078)	$134,129

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at March 31, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Barclays PLC	04/05/21	USD	666,560	KZT	284,354,406	$950
Barclays PLC	04/05/21	KZT	284,354,406	USD	668,519	1,009
JPMorgan Chase Bank	04/08/21	USD	1,701,127	EUR	1,443,686	(7,900)
JPMorgan Chase Bank	04/08/21	EUR	1,443,686	USD	1,735,109	41,881
Goldman Sachs	04/09/21	USD	2,034,772	INR	150,306,570	18,109
Goldman Sachs	04/09/21	INR	150,117,336	USD	2,034,772	(15,524)
Goldman Sachs	04/09/21	USD	1,716,081	KZT	724,186,328	(17,377)
JPMorgan Chase Bank	04/12/21	EUR	1,435,302	USD	1,710,687	27,154
JPMorgan Chase Bank	04/21/21	USD	507,000	SEK	4,429,323	258
JPMorgan Chase Bank	04/21/21	SEK	10,524,542	USD	1,234,000	28,702
JPMorgan Chase Bank	04/22/21	USD	1,005,429	EUR	832,244	(29,048)
JPMorgan Chase Bank	04/22/21	TRY	7,367,096	USD	1,023,604	144,965
JPMorgan Chase Bank	04/22/21	EUR	832,244	USD	1,010,858	34,477
JPMorgan Chase Bank	04/22/21	USD	1,023,604	TRY	7,802,102	(93,084)
Morgan Stanley	04/26/21	USD	1,022,735	ZAR	15,102,194	(2,898)
Morgan Stanley	04/26/21	ZAR	15,102,194	USD	1,007,879	(11,959)
JPMorgan Chase Bank	05/03/21	TRY	5,219,945	USD	676,184	58,799
JPMorgan Chase Bank	05/03/21	USD	676,180	ZAR	10,272,927	16,876
JPMorgan Chase Bank	05/03/21	ZAR	10,299,147	USD	676,180	(18,645)
JPMorgan Chase Bank	05/03/21	USD	676,184	TRY	5,120,456	(70,566)
Goldman Sachs	05/11/21	USD	1,684,705	UAH	47,559,216	8,609
Barclays PLC	05/17/21	HUF	497,605,034	USD	1,684,683	74,383
Goldman Sachs	06/01/21	TRY	8,082,019	USD	1,003,616	64,336
Goldman Sachs	06/01/21	USD	1,003,616	TRY	7,744,149	(103,604)
Goldman Sachs	06/02/21	ZAR	15,412,013	USD	1,002,440	(33,009)
Goldman Sachs	06/02/21	USD	1,002,440	ZAR	15,661,934	49,800
JPMorgan Chase Bank	06/14/21	KRW	42,027,700	USD	37,042	(228)
JPMorgan Chase Bank	06/14/21	USD	1,214,000	KRW	1,377,404,900	7,457
JPMorgan Chase Bank	06/14/21	KRW	1,401,959,200	USD	1,277,000	33,769
JPMorgan Chase Bank	06/14/21	USD	63,000	KRW	69,079,500	(1,742)
Morgan Stanley	06/16/21	HKD	24,868,202	USD	3,208,200	8,771
Morgan Stanley	06/16/21	USD	1,090,000	HKD	8,473,004	98
Goldman Sachs	06/16/21	MXN	15,191,886	USD	738,000	929
Goldman Sachs	06/16/21	USD	4,175,500	HKD	32,420,459	(4,432)
Morgan Stanley	06/16/21	USD	753,200	HKD	5,839,067	(1,972)
Goldman Sachs	06/16/21	HKD	44,964,136	USD	5,800,500	15,620

						$224,964

The open centrally cleared swap agreements held by the Fund at March 31, 2021, are as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation

CDX.EM.35	Buy	1.00%	Quarterly	01/06/2026	10,303,000	$429,096	$385,401	$43,695

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
MXIBTIIE INDEX	MXN @ 5.38%	Monthly	06/14/2023	MXN	544,000,000	$62,193	$–	$62,193
TELBOR03 INDEX	ILS @ 0.299%	Annually	06/16/2023	ILS	55,761,000	34,938	–	34,938
ILS @ 1.346%	TELBOR03 INDEX	Quarterly	06/16/2031	ILS	11,560,000	6,066	–	6,066

						$103,197	$–	$103,197

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

The open OTC swap agreements held by the Fund at March 31, 2021 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	Amrest Holdings SE	1MLIBOR	AMREST HOLDINGS SE	Annually	02/09/2023	PLN	(330,074)	$(930)	$–	$(930)
Bank of America	Amrest Holdings SE	1MLIBOR	AMREST HOLDINGS SE	Annually	02/08/2023	PLN	(146,781)	2,268	–	2,268
Bank of America	Amrest Holdings SE	1MLIBOR	AMREST HOLDINGS SE	Annually	02/05/2023	PLN	(131,295)	2,845	–	2,845
Bank of America	Amrest Holdings SE	1MLIBOR	AMREST HOLDINGS SE	Annually	02/04/2023	PLN	(95,051)	2,948	–	2,948
Bank of America	Amrest Holdings SE	1MLIBOR	AMREST HOLDINGS SE	Annually	02/03/2023	PLN	(36,778)	1,267	–	1,267
Morgan Stanley	Barrick Gold	1MLIBOR	GOLD US EQUITY	Annually	03/30/2023	USD	355,484	(3,088)	–	(3,088)
JPMorgan Chase	BOVESPA Index	USD-FED-FUNDS	Index Return	Annually	04/14/2021	BRL	(5,719,180)	427,743	–	427,743
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	05/23/2022	BRL	(118,315)	49,366	–	49,366
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	01/25/2025	USD	(66,944)	(5,686)	–	(5,686)
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	02/18/2023	USD	(271,827)	(30,348)	–	(30,348)
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	01/27/2025	USD	(116,419)	(13,435)	–	(13,435)
Bank of America	Brasil Bolsa Balcao	1MLIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	02/05/2023	USD	(120,184)	(18,976)	–	(18,976)
Bank of America	Brasil Operador	1MLIBOR	CVCB3 BZ EQUITY	Annually	02/18/2023	USD	(12,251)	(510)	–	(510)
Bank of America	Brasil Operador	1MLIBOR	CVCB3 BZ EQUITY	Annually	02/15/2023	USD	(555,298)	(33,179)	–	(33,179)
Goldman Sachs	Dino Polska SA	3MLIBOR	DINO POLSKA SA	Annually	02/18/2023	PLN	(1,239,880)	21,999	–	21,999
Goldman Sachs	Dino Polska SA	3MLIBOR	DINO POLSKA SA	Annually	02/05/2023	PLN	(642,972)	(3,467)	–	(3,467)
Goldman Sachs	Dino Polska SA	3MLIBOR	DINO POLSKA SA	Annually	01/27/2025	PLN	(862,162)	(5,460)	–	(5,460)
Bank of America	Dow Jones STOXX 600 **	TOTAL RETURN SX8P INDEX	1M EURIBOR	Annually	01/27/2023 -03/23/2023	EUR	3,884,614	(143,225)	–	(143,225)
Morgan Stanley	Flutter Entertainment	1MLIBOR	FLTR LN EQUITY	Annually	03/16/2023	GBP	(536,820)	(59,617)	–	(59,617)
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	06/08/2022	USD	(124,985)	138,700	–	138,700
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	01/27/2023	USD	(30,820)	2,141	–	2,141
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	02/19/2023	USD	(238,728)	(8,003)	–	(8,003)
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	02/08/2023	USD	(100,874)	(1,992)	–	(1,992)
Bank of America	Mediatek	1MLIBOR	2454 TT EQUITY	Annually	01/26/2023	USD	(94,386)	4,496	–	4,496
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	01/25/2023	GBP	(45,628)	10,969	–	10,969
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	01/27/2023	GBP	(53,667)	16,143	–	16,143
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	02/05/2023	GBP	(117,193)	47,607	–	47,607
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	02/18/2023	GBP	(93,205)	26,359	–	26,359
Morgan Stanley	Network International	1MLIBOR	NETW LN EQUITY	Annually	01/14/2023	GBP	(12,812)	4,996	–	4,996
Bank of America	Pet Center	1MLIBOR	PET CENTER COMERCIO E PARTICIPACOES REGISTERED SHS	Annually	11/30/2022	USD	(89,505)	(2,894)	–	(2,894)
Bank of America	Pet Center	1MLIBOR	PET CENTER COMERCIO E PARTICIPACOES REGISTERED SHS	Annually	02/18/2023	USD	(194,227)	(45,715)	–	(45,715)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	Pet Center	1MLIBOR	PET CENTER COMERCIO E PARTICIPACOES REGISTERED SHS	Annually	11/30/2022	USD	(127,821)	$(9,403)	$–	$(9,403)
Bank of America	Pet Center	1MLIBOR	PET CENTER COMERCIO E PARTICIPACOES REGISTERED SHS	Annually	02/05/2023	USD	(135,397)	(24,074)	–	(24,074)
Bank of America	Pet Center	1MLIBOR	PET CENTER COMERCIO E PARTICIPACOES REGISTERED SHS	Annually	01/25/2023	USD	(63,714)	(11,845)	–	(11,845)
Bank of America	RAIA Drogasil SA	1MLIBOR	RAIA DROGASIL SA	Annually	08/16/2022	USD	(79,984)	11,529	–	11,529
Bank of America	RAIA Drogasil SA	1MLIBOR	RAIA DROGASIL SA	Annually	01/27/2023	USD	(63,780)	(6,459)	–	(6,459)
Bank of America	RAIA Drogasil SA	1MLIBOR	RAIA DROGASIL SA	Annually	02/05/2023	USD	(155,325)	(4,553)	–	(4,553)
Bank of America	RAIA Drogasil SA	1MLIBOR	RAIA DROGASIL SA	Annually	01/05/2023	USD	(28,540)	(2,138)	–	(2,138)
Bank of America	RAIA Drogasil SA	1MLIBOR	RAIA DROGASIL SA	Annually	01/25/2023	USD	(65,165)	(1,938)	–	(1,938)
Bank of America	RAIA Drogasil SA	1MLIBOR	RAIA DROGASIL SA	Annually	02/18/2023	USD	(178,305)	(10,163)	–	(10,163)
Bank of America	TOTVS	1MLIBOR	TOTVS SA	Annually	12/07/2022	USD	(266,265)	18,337	–	18,337
Bank of America	TOTVS	1MLIBOR	TOTVS SA	Annually	02/18/2023	USD	(88,072)	(19,145)	–	(19,145)
Bank of America	TOTVS	1MLIBOR	TOTVS SA	Annually	02/05/2023	USD	(164,478)	(12,922)	–	(12,922)
Bank of America	TOTVS	1MLIBOR	TOTVS SA	Annually	01/25/2023	USD	(70,215)	(5,856)	–	(5,856)
Bank of America	TOTVS	1MLIBOR	TOTVS SA	Annually	01/27/2023	USD	(42,978)	(4,778)	–	(4,778)
Goldman Sachs	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	02/18/2023	GBP	(177,198)	(559)	–	(559)
Goldman Sachs	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	02/05/2023	GBP	(39,237)	330	–	330
Goldman Sachs	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	01/25/2023	GBP	(61,245)	10,675	–	10,675
Goldman Sachs	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	01/27/2023	GBP	(121,479)	26,454	–	26,454
Goldman Sachs	Wizz Air Holdings	1MLIBOR	WIZZ LN EQUITY	Annually	01/05/2023	GBP	(75,826)	7,954	–	7,954

								$344,768	$–	$344,768

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

**The following table represents the individual common stock exposure comprising the Bank of American Equity Basket Swaps at March 31, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
SX8PR Index
29	Alten SA	$17,038	$(628)	$(628)	0.44%
450	Amadeus IT Group SA	158,849	(5,857)	(5,857)	4.09%
274	ams AG	27,262	(1,005)	(1,005)	0.70%
47	ASM International NV	68,211	(2,515)	(2,515)	1.76%
419	ASML Holding NV	1,264,158	(46,609)	(46,609)	32.54%
110	Atos SE	42,728	(1,575)	(1,575)	1.10%
969	Auto Trader Group PLC	36,846	(1,359)	(1,359)	0.95%
672	Avast PLC	21,018	(775)	(775)	0.54%
111	AVEVA Group PLC	26,038	(960)	(960)	0.67%
72	BE Semiconductor Industries NV	30,188	(1,113)	(1,113)	0.78%
27	Bechtle AG	25,484	(940)	(940)	0.66%
169	Capgemini SE	143,020	(5,273)	(5,273)	3.68%
141	Dassault Systemes SE	150,658	(5,555)	(5,555)	3.88%
71	Dialog Semiconductor PLC	26,728	(985)	(985)	0.69%
283	Hexagon AB	130,042	(4,795)	(4,795)	3.35%
1,306	Infineon Technologies AG	275,729	(10,166)	(10,166)	7.10%
118	Just Eat Takeaway.com NV	54,052	(1,993)	(1,993)	1.39%
173	Logitech International SA	90,537	(3,338)	(3,338)	2.33%
56	Nemetschek SE	17,770	(655)	(655)	0.46%
45	Netcompany Group A/S	21,269	(784)	(784)	0.55%
175	Nordic Semiconductor ASA	15,665	(578)	(578)	0.40%
445	Prosus NV	246,173	(9,076)	(9,076)	6.34%
1,121	Sage Group PLC/The	47,106	(1,737)	(1,737)	1.21%
904	SAP SE	551,003	(20,315)	(20,315)	14.18%
76	Schibsted ASA	15,888	(586)	(586)	0.41%
98	Scout24 AG	36,966	(1,363)	(1,363)	0.95%
41	SimCorp A/S	24,977	(921)	(921)	0.64%
48	Sinch AB	41,930	(1,546)	(1,546)	1.08%
100	Softwareone Holding AG	12,878	(475)	(475)	0.33%
23	SOITEC	23,446	(864)	(864)	0.60%
16	Sopra Steria Group SACA	13,267	(489)	(489)	0.34%
661	STMicroelectronics NV	125,463	(4,626)	(4,626)	3.23%
161	TeamViewer AG	34,234	(1,262)	(1,262)	0.88%
67	Temenos AG	47,737	(1,760)	(1,760)	1.23%
101	United Internet AG	20,256	(747)	(747)	0.52%

		$3,884,614	$(143,225)	$(143,225)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2021, these securities amounted to $64,514,390 or 17.4% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Perpetual security with no stated maturity date.
(d)	Rate shown represents the effective yield to maturity at date of purchase.

ADR — American Depositary Receipt

DAC — Designated Activity Company

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

INR — Indian Rupee

JSC — Joint Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN — Poland Zloty

SEK — Swedish Krona

SPC — Segregated Portfolio Company

TRY — Turkish Lira

UAH — Ukrainian Hryvnia

ULC — Unlimited Liability Corporation

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following table summarizes the inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$279,188,183	$–	$279,188,183
Sovereign Debt	–	41,806,999	–	41,806,999
U.S. Treasury Obligations	–	25,499,606	–	25,499,606
Common Stock	11,425,327	–	–	11,425,327

Total Investments in Securities	$11,425,327	$346,494,788	$–	$357,920,115

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD OPPORTUNITIES FUND MARCH 31, 2021 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$134,129	$–	$–	$134,129
Forwards Contracts*
Unrealized Appreciation	–	636,952	–	636,952
Unrealized Depreciation	–	(411,988)	–	(411,988)
Centrally Cleared Swaps
Credit Default Swap*
Unrealized Appreciation	–	43,695	–	43,695
Interest Rate Swaps*
Unrealized Appreciation	–	103,197	–	103,197
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	835,126	–	835,126
Unrealized Depreciation	–	(490,358)	–	(490,358)

Total Other Financial Instruments	$134,129	$716,624	$–	$850,753

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

API-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 73.5%
	Shares	Value
China — 3.2%
21Vianet Group ADR *	16,956	$547,679
Alibaba Group Holding ADR *	2,901	657,743
Tencent Music Entertainment Group ADR *	29,800	610,602

		1,816,024

Hong Kong — 2.3%
Melco Resorts & Entertainment ADR	64,385	1,281,905

Japan — 5.5%
Murata Manufacturing	6,500	519,061
Sony Group	24,500	2,565,613

		3,084,674

United Kingdom — 1.9%
Everarc Holdings *	76,048	1,102,696

United States — 60.7%
Communication Services — 10.0%
Comcast, Cl A	24,218	1,310,436
Facebook, Cl A *	1,970	580,224
T-Mobile US *	21,604	2,706,765
Twitter *	3,587	228,241
Walt Disney	4,650	858,018

		5,683,684

Consumer Discretionary — 5.0%
Amazon.com *	223	689,980
Farfetch, Cl A *	11,923	632,157
Lithia Motors, Cl A	2,571	1,002,921
Marriott Vacations Worldwide	2,881	501,813

		2,826,871

Energy — 1.0%
Canadian Natural Resources	9,300	287,091
Targa Resources	8,482	269,304

		556,395

Financial — 2.8%
Aon, Cl A	6,943	1,597,654

Health Care — 1.1%
Certara *	23,500	641,550

Healthcare — 3.2%
Finch Therapeutics Group *	114,927	1,828,489

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Industrials — 12.2%
AECOM *	18,835	$1,207,512
Owens Corning	10,796	994,204
WillScot Mobile Mini Holdings, Cl A *	89,062	2,471,470
XPO Logistics *	17,934	2,211,262

		6,884,448

Information Technology — 19.3%
Dynatrace *	25,047	1,208,268
Fidelity National Information Services	9,433	1,326,374
Fiserv *	8,907	1,060,289
Flex *	61,455	1,125,241
Micron Technology *	27,183	2,397,812
Microsoft	6,656	1,569,285
Nuance Communications *	44,894	1,959,174
Western Digital	3,914	261,260

		10,907,703

Materials — 6.0%
Alcoa *	15,207	494,075
Constellium, Cl A *	112,999	1,661,085
Freeport-McMoRan	35,932	1,183,241
PureCycle Technologies *	3,282	83,691

		3,422,092

		34,348,886

Total Common Stock (Cost $32,804,225)		41,634,185

U.S. TREASURY OBLIGATIONS — 10.6%
	Face Amount
U.S. Treasury Bills
0.03%, 6/24/2021 (a)	$3,500,000	3,499,898
0.03%, 5/13/2021 (a)	2,500,000	2,499,934

Total U.S. Treasury Obligations (Cost $5,999,638)		5,999,832

EXCHANGE-TRADED FUND — 4.8%
	Shares
United States — 4.8%
Financial Select Sector SPDR Fund	79,192	2,696,488

Total Exchange-Traded Funds (Cost $1,886,792)		2,696,488

WARRANTS — 0.8%
	Number of Warrants
United States — 0.8%
Everarc Holdings, Expires 12/01/2022*	76,161	7,616

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

WARRANTS (continued)
	Number of Warrants	Value
United States (continued)
PureCycle Technologies, Expires 03/17/2026*	34,014	$472,455

Total Warrants
(Cost $389,165)		480,071

Total Investments - 89.7%		$50,810,576

(Cost $41,079,820)

	Contracts
Purchased Options — 0.4%
Total Purchased Options (Cost $451,045)	698	231,494

Written Options — (0.2)%
Total Purchased Options (Premiums ($201,154))	(211)	(134,378)

Other Assets & Liabilities, Net - 10.1%		$5,713,654

Net Assets - 100.0%		$56,621,346

The open option contracts held by the Fund at March 31, 2021, are as follows:

PURCHASED OPTIONS — 0.4%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Options

GERMANY — 0.2%

Delivery Hero*	73	$150,366	$130	12/18/21	$82,868

UNITED STATES — 0.2%
Micron Technology*	174	49,401	90	04/17/21	49,590
Micron Technology*	130	62,920	95	04/17/21	16,900
T-Mobile USA*	138	23,322	125	04/17/21	37,950
Western Digital*	118	46,728	73	04/17/21	10,620

					115,060

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

PURCHASED OPTIONS — (continued)

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Put Options

UNITED STATES — 0.0%

NASDAQ 100 Index*	5	38,953	12,550	04/17/21	$350

S&P 500 Index*	24	50,952	3,900	04/17/21	32,496

S&P 500 Index*	36	28,404	3,845	04/17/21	720

					33,566

Total Purchased Options					$231,494

WRITTEN OPTIONS — (0.2)%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option

GERMANY — (0.1)%
Delivery Hero*	(73)	$(71,645)	$155	12/18/21	$(38,866)

Put Options

GERMANY — (0.1)%
Delivery Hero*	(73)	(88,451)	94	12/18/21	(84,922)

UNITED STATES — 0.0%
NASDAQ 100 Index*	(5)	$(12,823)	$12,175	04/17/21	(1,350)
S&P 500 Index*	(36)	(7,668)	3,725	04/17/21	(360)
S&P 500 Index*	(24)	(20,568)	3,780	04/17/21	(8,880)

					(10,590)

Total Written Options					$(134,378)

^ Represents amortized cost.

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

The open futures contracts held by the Fund at March 31, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index	6	Jun-2021	$562,194	$552,504	$(2,519)
Nikkei 225 Index	8	Jun-2021	1,161,233	1,174,800	13,567
Russell 2000 Index E-MINI	(8)	Jun-2021	(926,657)	(889,000)	37,657
S&P 500 Index E-MINI	(8)	Jun-2021	(1,580,917)	(1,586,960)	(6,043)

			$(784,147)	$(748,656)	$42,662

The open forward currency contracts held by the Fund at March 31, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	06/16/21	CNY	9,600,000	USD	1,466,656	$12,682
Morgan Stanley	06/16/21	GBP	150,000	USD	208,336	1,496
Morgan Stanley	06/16/21	USD	517,345	JPY	56,360,000	(7,970)
Morgan Stanley	06/16/21	JPY	388,393,000	USD	3,565,687	55,438

						$61,646

The open OTC swap contracts held by the Fund at March 31, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	01/29/2023	EUR	(107,620)	$19,109	$-	$19,109
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	02/01/2023	EUR	(101,045)	19,313	-	19,313
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/01/2023	EUR	(67,537)	459	-	459
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	01/27/2023	EUR	(109,075)	18,860	-	18,860
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/02/2023	EUR	(55,270)	(2,857)	-	(2,857)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/31/2023	EUR	(248,407)	(4,822)	-	(4,822)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	03/31/2023	EUR	(191,707)	(1,855)	-	(1,855)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(356,323)	(73,450)	-	(73,450)
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(70,919)	21,254	-	21,254
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(37,721)	6,967	-	6,967
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(57,734)	11,060	-	11,060
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(193,153)	32,414	-	32,414
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(81,595)	10,080	-	10,080
Goldman Sachs	Airbus SE	EUR-EURIBOR-Telerate	4012250	Annually	10/03/2024	EUR	(92,985)	(15,378)	-	(15,378)
Morgan Stanley	BHP Group	88606108	FEDEF-1D	Annually	02/05/2023	USD	773,883	4,359	-	4,359
Morgan Stanley	BHP Group	FEDEF-1D	05545E209	Annually	02/05/2023	USD	(773,898)	(8,449)	-	(8,449)

5

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Morgan Stanley	Clorox Company	189054109	FEDEF-1D	Annually	01/26/2023	USD	794,626	$39,003	$-	$39,003
Morgan Stanley	CSI 500 NTR**	FEDEF-1D	CSIN0905	Annually	11/24/2021-02/19/2023	USD	(1,518,927)	(87,289)	-	(87,289)
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	02/01/2023	EUR	(106,139)	(14,036)	-	(14,036)
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	07/13/2022	EUR	(78,358)	12,636	-	12,636
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	07/13/2022	EUR	(49,026)	6,713	-	6,713
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	07/13/2022	EUR	(217,138)	(23,628)	-	(23,628)
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-\Telerate	BZCNB42	Annually	01/08/2023	EUR	(604,434)	(116,333)	-	(116,333)
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	03/17/2023	EUR	(119,931)	865	-	865
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/29/2023	EUR	(108,403)	(15,278)	-	(15,278)
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	07/13/2022	EUR	(107,969)	(18,236)	-	(18,236)
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	03/02/2023	EUR	(64,528)	1,631	-	1,631
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	07/13/2022	EUR	(61,797)	4,449	-	4,449
Goldman Sachs	Delivery Hero SE	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/28/2023	EUR	(66,099)	(9,071)	-	(9,071)
JPMorgan Chase	Evolution Gaming Group	SEK_STIBOR_ BBA	BJXSCH4	Annually	07/22/2022	SEK	(1,411,940)	138,339	-	138,339
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	03/02/2023	GBP	(88,079)	9,397	-	9,397
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(440,268)	123,824	-	123,824
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(130,919)	26,155	-	26,155
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(21,300)	15,871	-	15,871
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	03/16/2023	GBP	(102,199)	(11,769)	-	(11,769)
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(28,137)	10,269	-	10,269
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(94,825)	10,078	-	10,078
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(50,314)	34,063	-	34,063
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(130,171)	6,586	-	6,586
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(158,738)	23,694	-	23,694
Goldman Sachs	Flutter Entertainment	1M GBP-LIBOR-BBA	BWXC0Z1	Annually	01/07/2023	GBP	(95,448)	(4,798)	-	(4,798)
Bank of America	General Mills	370334104	1M LIBOR	Annually	02/10/2023	USD	356,882	(23,195)	-	(23,195)
Bank of America	General Mills	370334104	1M LIBOR	Annually	01/13/2023	USD	159,803	(21,398)	-	(21,398)
Bank of America	General Mills	370334104	1M LIBOR	Annually	03/25/2023	USD	141,286	(8,066)	-	(8,066)
JPMorgan Chase	Glencore PLC	GBP_SONIA_ BBA	B4T3BW6	Annually	01/07/2023	GBP	(71,407)	5,912	-	5,912

6

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase	Glencore PLC	GBP_SONIA_ BBA	B4T3BW6	Annually	01/08/2023	GBP	(61,964)	$4,316	$-	$4,316
Bank of America	Hormel Foods	440452100	1M LIBOR	Annually	01/29/2023	USD	49,559	19	-	19
Bank of America	Hormel Foods	440452100	1M LIBOR	Annually	01/13/2023’	USD	266,117	(23,919)	-	(23,919)
Bank of America	Monro	610236101	1M LIBOR	Annually	11/14/2022	USD	80,324	(39,880)	-	(39,880)
Bank of America	Monro	610236101	1M LIBOR	Annually	12/09/2022	USD	72,981	(26,876)	-	(26,876)
Morgan Stanley	MSCI ACWI Index TRS**	3M USD LIBOR -17.5BPS	M1CXADB	Annually	10/05/2021	USD	(1,843,811)	350,061	-	350,061
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	07/29/2022	USD	25,408	(8,884)	-	(8,884)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	07/29/2022	USD	84,989	(36,581)	-	(36,581)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	11/14/2022	USD	131,127	(5,505)	-	(5,505)
Bank of America	Packaging Corp of America	695156109	1M LIBOR	Annually	11/04/2022	USD	106,817	(13,677)	-	(13,677)
Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	11/18/2022	EUR	(46,703)	33,421	-	33,421
Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	06/06/2022	EUR	(246,309)	226,135	-	226,135
Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	06/01/2022	EUR	(17,896)	16,659	-	16,659
Bank of America	Porsche Automobile	1M EURIBOR	7101069	Annually	03/19/2023	EUR	(96,484)	420	-	420
Morgan Stanley	Procter & Gamble	742718109	FEDEF-1D	Annually	01/22/2023	USD	389,183	(19,081)	-	(19,081)
Morgan Stanley	Snap-On Inc	833034101	FEDEF-1D	Annually	10/11/2022	USD	240,407	(102,365)	-	(102,365)
Bank of America	Volkswageon AG	5497168	1M EURIBOR	Annually	03/19/2023	EUR	96,326	(1,835)	-	(1,835)
Bank of America	Volkswageon AG	5497168	1M EURIBOR	Annually	06/06/2022	EUR	248,892	(205,487)	-	(205,487)
Bank of America	Volkswageon AG	5497168	1M EURIBOR	Annually	06/01/2022	EUR	29,791	(26,086)	-	(26,086)
Bank of America	Volkswageon AG	5497168	1M EURIBOR	Annually	11/18/2022	EUR	50,654	(33,384)	-	(33,384)
Bank of America	Zip Co	1M BBR	BYVLXJ9	Annually	01/28/2023	AUD	(156,978)	(4,699)	-	(4,699)
Bank of America	Zip Co	1M BBR	BYVLXJ9	Annually	02/26/2023	AUD	(148,851)	(42,178)	-	(42,178)
Bank of America	Zip Co	1M BBR	BYVLXJ9	Annually	01/25/2023	AUD	(89,034)	(407)	-	(407)

								$193,639	$-	$193,639

7

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

**The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at March 31, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
CSIN0905 Index
1,020,065,795	SUNGROW POWER	$(20,117)	$(1,156)	$(1,156)	1.32%
1,663,400,714	CENTRE TESTING INTERNATIONAL GROUP CO LTD	(13,025)	(749)	(749)	0.86%
1,138,661,825	HUALU HENGSHENG	(11,747)	(675)	(675)	0.77%
3,714,312,789	XINJIANG TEBIAN	(11,420)	(656)	(656)	0.75%
1,801,535,640	KINGFA SCI&TEC	(10,746)	(618)	(618)	0.71%
1,024,435,591	GUOXUAN HIGH-TECH CO., LTD	(10,141)	(583)	(583)	0.67%
296,217,045	THUNDER SW TECH	(9,917)	(570)	(570)	0.65%
275,692,546	GUANGZHOU KINGMED DIAGNOST-A	(9,624)	(553)	(553)	0.63%
1,601,271,726	TONGKUN GROUP	(9,085)	(522)	(522)	0.60%
3,826,817,806	GEM CO., LTD	(9,000)	(517)	(517)	0.59%
770,672,847	SZN SHANDONG SINOCERA FUNCTIONAL	(8,991)	(517)	(517)	0.59%
686,756,206	LINGLONG TYRE	(8,831)	(507)	(507)	0.58%
225,826,670	ECOVACS ROBOTICS CO LTD-A	(8,469)	(487)	(487)	0.56%
979,843,145	HUMANWELL HEALTHCARE GROUP A	(8,286)	(476)	(476)	0.55%
267,926,213	SHANGHAI BAIRUN INVESTMENT HOLDING GROUP	(8,024)	(461)	(461)	0.53%
303,622,460	AUTEK CHINA INC-A	(7,520)	(432)	(432)	0.50%
241,985,599	CHONGQING BREW	(7,399)	(425)	(425)	0.49%
327,677,669	TINCI MATERIALS	(7,347)	(422)	(422)	0.48%
307,820,949	HZ FIRST ORD A	(7,266)	(418)	(418)	0.48%
138,077,616	XINGYU LIGHTING	(7,170)	(412)	(412)	0.47%
521,333,086	WUHAN LINUO INDUSTRY	(7,073)	(406)	(406)	0.47%
2,192,003,019	HUATIAN TECH	(7,034)	(404)	(404)	0.46%
316,205,923	JASON FURNITURE	(6,999)	(402)	(402)	0.46%
1,223,767,853	LIAONING CHENGDA	(6,856)	(394)	(394)	0.45%
7,170,288,912	SHANDONG NANSHAN ALUMINUM-A	(6,797)	(391)	(391)	0.45%
2,936,730,647	DABEINONG TECH	(6,794)	(390)	(390)	0.45%
118,337,325	ANJOY FOODS	(6,781)	(390)	(390)	0.45%
1,561,499,138	SUN PAPER	(6,744)	(388)	(388)	0.44%
1,404,133,654	SHENGHE RESOURCES A	(6,724)	(386)	(386)	0.44%
686,063,095	SZN HANGZHOU GREAT STAR INDUSTRIAL CO.,LTD	(6,616)	(380)	(380)	0.44%
1,906,400,000	WESTERN MINING	(6,574)	(378)	(378)	0.43%
1,284,337,317	FUJIAN FUFA	(6,521)	(375)	(375)	0.43%
552,550,069	FULING ZHACAI	(6,378)	(367)	(367)	0.42%
2,941,680,000	FIRST CAPITAL SECURITIES CO LTD	(6,223)	(358)	(358)	0.41%
790,510,277	BY-HEALTH BIO	(6,216)	(357)	(357)	0.41%
2,579,213,965	BAOAN ENTERPRISE	(6,151)	(353)	(353)	0.40%
360,000,000	ANHUI KOUZI DISTILLERY CO -A	(6,132)	(352)	(352)	0.40%
716,186,489	FENGHUA	(6,131)	(352)	(352)	0.40%
185,939,344	YANGNONG CHEM	(6,126)	(352)	(352)	0.40%
6,816,316,370	PACIFIC SEC	(6,068)	(349)	(349)	0.40%
1,077,293,931	KUANG-CHI TECHNOLOGIES CO LTD	(5,985)	(344)	(344)	0.39%
1,126,240,241	JINYU BIO-TECHNOLOGY CO LTD	(5,913)	(340)	(340)	0.39%
107,561,877	SKSHU PAINT	(5,887)	(338)	(338)	0.39%
1,102,485,322	SUNWODA ELECTRON	(5,886)	(338)	(338)	0.39%
645,054,683	SZ SUNLORD ELEC	(5,880)	(338)	(338)	0.39%
128,616,000	GUANGDONG KINLONG HARDWARE-A	(5,860)	(337)	(337)	0.39%
642,844,682	JINGSHENG MEC&EL	(5,818)	(334)	(334)	0.38%
638,659,027	SUOFEIYA HOME COLLECTION CO LTD	(5,778)	(332)	(332)	0.38%
2,574,422,928	BANK OF GUIYANG	(5,772)	(332)	(332)	0.38%
2,740,855,925	CHANGSHU RURAL	(5,723)	(329)	(329)	0.38%
505,724,148,089	OTHER	(1,135,362)	(65,247)	(65,247)	74.75%

		$(1,518,927)	$(87,289)	$(87,289)	100.00%

8

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
CSIN0905 Index
M1CXADB Index
17,001,802,000	APPLE INC	$(61,906)	$11,753	$11,753	3.36%
7,182,471,171	MICROSOFT CORPORATION	(50,479)	9,584	9,584	2.74%
426,488,506	AMAZON.COM INC	(39,336)	7,468	7,468	2.13%
2,403,968,963	FACEBOOK INC	(21,106)	4,007	4,007	1.15%
300,643,829	ALPHABET INC CLASS A COMMON STOCK	(18,484)	3,509	3,509	1.00%
296,880,491	ALPHABET INC CLASS C	(18,307)	3,476	3,476	0.99%
24,633,861,435	TAIWAN SEMICONDUCTOR MANUFACTURING CO	(15,131)	2,873	2,873	0.82%
758,320,586	TESLA INC	(15,098)	2,867	2,867	0.82%
3,048,203,063	JPMORGAN CHASE & CO	(13,832)	2,626	2,626	0.75%
5,750,836,485	TENCENT HOLDINGS LTD.	(13,452)	2,554	2,554	0.73%
2,632,542,672	JOHNSON&JOHNSON	(12,897)	2,449	2,449	0.70%
1,893,945,620	ALIBABA GROUP HOLDING LTD	(12,800)	2,430	2,430	0.69%
1,692,383,762	VISA INC-CLASS A SHARES	(10,681)	2,028	2,028	0.58%
948,820,710	UNITEDHEALTH GRP	(10,523)	1,998	1,998	0.57%
1,370,951,744	BERKSHIRE CL B	(10,440)	1,982	1,982	0.57%
4,775,826,040	SAMSUNG ELECTRONICS CO LTD	(10,266)	1,949	1,949	0.56%
2,479,605,893	PROCTER & GAMBLE	(10,010)	1,901	1,901	0.54%
1,810,485,037	WALT DISNEY CO	(9,958)	1,891	1,891	0.54%
619,000,000	NVIDIA CORP	(9,852)	1,870	1,870	0.53%
1,076,600,781	HOME DEPOT	(9,796)	1,860	1,860	0.53%
2,881,000,000	NESTLE AG	(9,604)	1,823	1,823	0.52%
889,623,400	MASTERCARD INCORPORATED	(9,442)	1,793	1,793	0.51%
7,785,710,725	BANK OF AMERICA	(8,979)	1,705	1,705	0.49%
1,113,107,219	PAYPAL HOLDINGS INC	(8,058)	1,530	1,530	0.44%
4,098,000,000	INTEL CORP	(7,818)	1,484	1,484	0.42%
425,659,415	ASML HOLDING NV	(7,703)	1,462	1,462	0.42%
4,565,878,780	COMCAST CORP CLASS A	(7,365)	1,398	1,398	0.40%
4,138,094,367	VERIZON COMMUNICATIONS	(7,173)	1,362	1,362	0.39%
4,228,233,288	EXXON MOBIL CORP	(7,037)	1,336	1,336	0.38%
441,795,008	NETFLIX INC	(6,870)	1,304	1,304	0.37%
479,718,983	ADOBE INC	(6,798)	1,291	1,291	0.37%
702,562,700	ROCHE GS	(6,791)	1,289	1,289	0.37%
4,225,514,401	CISCO SYSTEMS INC	(6,513)	1,237	1,237	0.35%
7,126,000,000	AT & T INC	(6,430)	1,221	1,221	0.35%
4,082,562,881	COCA COLA CO	(6,415)	1,218	1,218	0.35%
1,772,361,581	ABBOTT LABS	(6,331)	1,202	1,202	0.34%
1,925,051,940	CHEVRON CORP	(6,013)	1,142	1,142	0.33%
5,558,396,599	PFIZER INC	(6,003)	1,140	1,140	0.33%
1,381,956,485	PEPSICO INC	(5,827)	1,106	1,106	0.32%
2,530,034,437	MERCK & CO	(5,814)	1,104	1,104	0.32%
910,000,000	SALESFORCE COM	(5,747)	1,091	1,091	0.31%
1,416,876,469	WALMART INC	(5,737)	1,089	1,089	0.31%
1,765,473,923	ABBVIE INC	(5,695)	1,081	1,081	0.31%
2,220,354,828	NOVARTIS AG	(5,675)	1,078	1,078	0.31%
404,501,331	BROADCOM INC	(5,591)	1,061	1,061	0.30%
277,616,537	MH MOET HENNESSY LOUIS VUITT	(5,520)	1,048	1,048	0.30%
396,335,191	Thermo Fisher Scientific Inc.	(5,392)	1,024	1,024	0.29%
633,565,945	ACCENTURE PLC	(5,217)	991	991	0.28%
917,942,130	TEXAS INSTRUMENTS	(5,171)	982	982	0.28%
745,110,988	MCDONALDS CORP	(4,978)	945	945	0.27%

6,931,211,331,216	OTHER	$(1,843,811)	$350,061	$350,061	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.
(b)	Refer to the table below for details on options contracts.

ACWI — All Country World Index
ADR — American Depositary Receipt
AUD — Australian Dollar
BBA — British Banker’s Association
BBR — Bank of England Base Rate
Cl — Class
CNY — Chinese Yuan
EUR — Euro
EURIBOR — European Interbank Offered Rate
FEDEF — Federal Funds Rate

9

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR EQUITY FUND MARCH 31, 2021 (Unaudited)

FTSE — Financial Times Stock Exchange
GBP — British Pound
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
NASDAQ — National Association of Securities Dealers Automated Quotations
OTC — Over the counter
PLC — Public Limited Company
S&P — Standard & Poor’s
SEK — Swedish Krona
SONIA — Sterling Overnight Index Average
SPDR — Standard & Poor’s Depositary Receipt
STIBOR — Stockholm Interbank Offered Rate
TRS — Total Return Swap
USD — United States Dollar

The following table summarizes the inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,634,185	$–	$–	$41,634,185
U.S. Treasury Obligations	–	5,999,832	–	5,999,832
Exchange-Traded Fund	2,696,488	–	–	2,696,488
Warrants	–	480,071	–	480,071

Total Investments in Securities	$44,330,673	$6,479,903	$–	$50,810,576

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$231,494	$–	$–	$231,494
Written Options	(134,378)	–	–	(134,378)
Futures Contracts*
Unrealized Appreciation	51,224	–	–	51,224
Unrealized Depreciation	(8,562)	–	–	(8,562)
Forward Currency Contracts*
Unrealized Appreciation	–	69,616	–	69,616
Unrealized Depreciation	–	(7,970)	–	(7,970)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,244,391	–	1,244,391
Unrealized Depreciation	–	(1,050,752)	–	(1,050,752)
Total Other Financial Instruments	$139,778	$255,285	$–	$395,063

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

API-QH-001-0500

10

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	Shares	Value

Canada — 6.9%
Lightspeed POS *	432,994	$27,229,661

Israel — 5.7%
Kornit Digital *	228,574	22,656,255

United Kingdom — 1.0%
Clarivate *	154,230	4,070,130

United States — 81.6%
Communication Services — 4.4%
New York Times, Cl A	346,394	17,534,464

Consumer Discretionary — 32.3%
Boot Barn Holdings *	351,973	21,931,438
Lindblad Expeditions Holdings *	834,666	15,775,187
Malibu Boats, Cl A *	139,070	11,081,097
OneSpaWorld Holdings	980,146	10,438,555
Revolve Group, Cl A *	470,347	21,132,691
RH *	40,983	24,450,458
Skyline Champion *	114,003	5,159,776
Vail Resorts	63,294	18,460,328

		128,429,530

Consumer Staples — 1.7%
Vital Farms *	304,295	6,645,803

Health Care — 1.3%
Envista Holdings *	123,174	5,025,499

Industrials — 25.6%
AAR	472,815	19,692,745
Astec Industries	332,561	25,081,751
Atkore *	271,355	19,510,424
AZEK, Cl A *	486,535	20,458,797
Driven Brands Holdings *	666,622	16,945,531

		101,689,248

Information Technology — 8.7%
Everbridge *	64,699	7,840,225
Olo, Cl A *	238,041	6,281,902
Sprout Social, Cl A *	352,963	20,387,143

		34,509,270

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

Materials — 7.6%
Ashland Global Holdings	144,268	$12,806,670
Ingevity *	229,261	17,316,083

		30,122,753

		323,956,567

Total Common Stock
(Cost $262,762,691)		377,912,613

U.S. TREASURY OBLIGATIONS — 1.6%
	Face Amount
U.S. Treasury Bills 0.02%, 6/24/2021 (a)	$5,000,000	4,999,854
0.03%, 5/13/2021 (a)	1,500,000	1,499,961

Total U.S. Treasury Obligations
(Cost $6,499,703)		6,499,815

Total Investments - 96.8%		$384,412,428

(Cost $269,262,394)

	Contracts

Purchased Option (b) — 0.2%
Total Purchased Option - 0.2% (Cost $424,000)	1,000	580,000

Written Options (b) — (0.2)%
Total Written Options - 0.2% (Premiums ($411,998))	(2,000)	(625,000)

Other Assets & Liabilities, Net - 3.2%		$12,829,395

Net Assets - 100.0%		$397,196,823

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2021 (Unaudited)

The open option contracts held by the Fund at March 31, 2021, are as follows:

PURCHASED OPTION — 0.2%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option
UNITED STATES — 0.2%
Sprout Social*	1,000	$424,000	$65	07/17/21	$580,000

Total Purchased Option					$580,000

WRITTEN OPTIONS — (0.2)%
	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option
UNITED STATES — (0.1)%
Sprout Social*	(1,000)	$(120,999)	$80	07/17/21	$(330,000)

Put Option
UNITED STATES — (0.1)%
Sprout Social*	(1,000)	(290,998)	40	07/17/21	(295,000)

Total Written Options					$(625,000)

^ Represents amortized cost.

The open forwards contracts held by the Fund at March 31, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	06/16/21	CAD	1,300,000	USD	1,037,989	$3,427
JPMorgan Chase Bank	06/16/21	CAD	28,586,000	USD	22,625,643	(123,581)
Morgan Stanley	06/16/21	CAD	4,300,000	USD	3,435,468	13,455

						$(106,699)

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2021 (Unaudited)

The open OTC swap contracts held by the Fund at March 31, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	01/25/2023	USD	381,819	$73,500	$–	$73,500

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/01/2023	USD	1,374,864	266,852	–	266,852

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/04/2023	USD	780,692	109,055	–	109,055

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/05/2023	USD	1,004,247	52,645	–	52,645

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/10/2023	USD	961,791	26,901	–	26,901

Bank of America	Liveperson Inc	LIVEPERSON INC	1MLIBOR	Annually	03/19/2023	USD	806,761	23,988	–	23,988

Morgan Stanley	Yeti Holdings	1MLIBOR	YETI HOLDINGS INC	Annually	03/12/2023	USD	(14,753,439)	468,126	–	468,126

								$1,021,067	$–	$1,021,067

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.
(b)	Refer to the table below for details on options contracts.

CAD — Canadian Dollar

Cl — Class

LIBOR — London Interbank Offered Rate

OTC — Over the counter

USD — United States Dollar

The following table summarizes the inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,912,613	$–	$–	$377,912,613
U.S. Treasury Obligations	–	6,499,815	–	6,499,815

Total Investments in Securities	$377,912,613	$6,499,815	$–	$384,412,428

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$580,000	$–	$–	$580,000
Written Options	(625,000)	–	–	(625,000)
Forwards Contracts*
Unrealized Appreciation	–	16,882	–	16,882
Unrealized Depreciation	–	(123,581)	–	(123,581)
OTC Swaps Total Return Swaps* Unrealized Appreciation	–	1,021,067	–	1,021,067

Total Other Financial Instruments	$(45,000)	$914,368	$–	$869,368

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER EQUITY FUND MARCH 31, 2021 (Unaudited)

*Forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

API-QH-003-0300

5

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 47.2%
	Shares	Value
Belgium — 2.4%
Anheuser-Busch InBev	$119,618	$7,539,863

China — 7.6%
Alibaba Group Holding ADR *	21,027	4,767,452
Budweiser Brewing APAC	1,088,900	3,249,570
China Construction Bank	2,006,000	1,687,557
Industrial & Commercial Bank of China	11,296,000	8,107,907
Tencent Holdings	28,700	2,251,965
Tencent Holdings ADR	48,780	3,892,644

		23,957,095

France — 0.1%
Faurecia *	5,057	268,705

Germany — 13.3%
Brenntag	92,637	7,908,686
Deutsche Boerse	27,824	4,623,575
Fresenius & KGaA	168,198	7,491,422
HeidelbergCement	41,327	3,754,048
Infineon Technologies	54,051	2,291,715
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	25,097	7,728,674
Puma	28,533	2,795,312
Siemens	31,386	5,152,909
Vantage Towers *	6,250	175,905

		41,922,246

India — 3.6%
HDFC Bank ADR *	63,643	4,944,425
ICICI Bank ADR	405,634	6,502,313

		11,446,738

Ireland — 0.2%
CRH ADR	15,137	711,136

Italy — 2.7%
Intesa Sanpaolo	584,457	1,583,605
Stellantis	297,000	5,253,654
UniCredit	153,704	1,624,587

		8,461,846

Japan — 2.8%
FANUC	18,300	4,327,708
Nintendo	8,300	4,633,308

		8,961,016

Switzerland — 7.2%
ABB	74,859	2,262,046
Alcon	80,152	5,612,294

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK (Continued)
	Shares	Value

LafargeHolcim	121,644	$7,148,186
Roche Holding	6,337	2,047,968
SGS	2,042	5,792,310

		22,862,804

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing ADR	38,075	4,503,511

United Kingdom — 3.6%
AstraZeneca ADR	19,277	958,452
Coca-Cola European Partners	72,216	3,766,787
Linde	24,114	6,755,755

		11,480,994

United States — 2.3%
Health Care — 2.3%
Medtronic	62,311	7,360,798

Total Common Stock
(Cost $133,155,610)		149,476,752

U.S. TREASURY OBLIGATIONS — 41.7%
	Face Amount
U.S. Treasury Bills 0.01%, 4/15/2021 (a)	$75,000,000	74,999,563
0.03%, 5/27/2021 (a)	27,000,000	26,999,370
0.04%, 7/8/2021 (a)	30,000,000	29,998,652

Total U.S. Treasury Obligations
(Cost $131,995,150)		131,997,585

EXCHANGE-TRADED FUNDS — 1.9%
	Shares
United States — 1.9%
iShares MSCI Emerging Markets	55,152	2,941,807
iShares MSCI Japan	44,938	3,079,152

Total Exchange-Traded Funds
(Cost $6,381,836)		6,020,959

Total Investments - 90.8%		$287,495,296

(Cost $271,532,596)
Other Assets & Liabilities, Net - 9.2%		$29,270,346

Net Assets - 100.0%		$316,765,642

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2021 (Unaudited)

The open futures contracts held by the Fund at March 31, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Index	88	Jun-2021	$9,695,211	$9,644,800	$(50,411)
MSCI Emerging Markets	98	Jun-2021	6,500,619	6,480,250	(20,369)
S&P TSX 60 Index	3	Jun-2021	538,930	530,485	(1,802)

			$16,734,760	$16,655,535	$(72,582)

The open OTC swap contracts held by the Fund at March 31, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase	Accor SA	1MLIBOR	AC FP EQUITY	Annually	02/08/2023	EUR	(1,268,546)	$16,892	$–	$16,892
Goldman Sachs	Air Liquide SA	1MLIBOR	AI FP EQUITY	Annually	12/19/2022	EUR	(613,130)	29,950	–	29,950
Goldman Sachs	Air Liquide SA	1MLIBOR	AI FP EQUITY	Annually	12/19/2022	EUR	(1,232,918)	53,066	–	53,066
Goldman Sachs	Air Liquide SA	1MLIBOR	AI FP EQUITY	Annually	12/19/2022	EUR	(370,217)	11,367	–	11,367
Credit Suisse	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(213,259)	93,636	–	93,636
Credit Suisse	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(2,159)	928	–	928
Credit Suisse	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(530,730)	395,521	–	395,521
Goldman Sachs	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(444,164)	148,494	–	148,494
Goldman Sachs	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(199,840)	141,563	–	141,563
Goldman Sachs	Ashtead Group PLC	1MLIBOR	AHT LN EQUIT	Annually	10/10/2022	GBP	(556,891)	188,305	–	188,305
Morgan Stanley	Astrazeneca PLC	1MLIBOR	AZN LN EQUITY	Annually	10/05/2022	GBP	(3,922,558)	(748,425)	–	(748,425)
UBS	BNP Paribas	1MLIBOR	BNP FP EQUIT	Annually	11/11/2022	EUR	(721,269)	240,645	–	240,645
Goldman Sachs	BNP Paribas	1MLIBOR	BNP FP EQUIT	Annually	11/11/2022	EUR	(1,067,050)	452,701	–	452,701
JPMorgan Chase	Bureau Veritas SA	1MLIBOR	BVI FP EQUITY	Annually	01/04/2023	EUR	(3,958,916)	742,785	–	742,785
Morgan Stanley	CLH PLC	1MLIBOR	CRH ID EQUITY	Annually	10/05/2022	EUR	(4,297,117)	1,408,000	–	1,408,000
Bank of America	Compagnie de Saint-Gobain	1MLIBOR	SGO FP EQUIT	Annually	01/27/2023	EUR	(1,270,820)	305,567	–	305,567
Bank of America	Compagnie de Saint-Gobain	1MLIBOR	SGO FP EQUIT	Annually	01/28/2023	EUR	(1,273,514)	353,305	–	353,305
Morgan Stanley	Credit Agricole SA	1MLIBOR	ACA FP EQUIT	Annually	02/12/2023	EUR	(1,189,877)	252,487	–	252,487
JPMorgan Chase	Danone	1MLIBOR	BN FP EQUITY	Annually	12/30/2022	EUR	(2,426,709)	257,811	–	257,811
Bank of America	Lloyd’s Banking Group	1MLIBOR	LLOY LN EQUI	Annually	04/01/2023	GBP	1,527,047	(21,276)	–	(21,276)
Goldman Sachs	MSCI ACWI Index**	1MLIBOR	M1WDU INDEX	Annually	03/18/2023 -11/16/2021	USD	(68,739,678)	5,715,922	–	5,715,922
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(619,967)	(1,853)	–	(1,853)
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(123,289)	1,276	–	1,276
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(618,881)	9,679	–	9,679
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(617,258)	10,089	–	10,089
Goldman Sachs	Pernod Ricard SA	1MLIBOR	RI FP EQUITY	Annually	10/05/2022	EUR	(3,139,868)	703,849	–	703,849
Morgan Stanley	Pernod Ricard SA	1MLIBOR	ROO LN EQUIT	Annually	04/01/2023	GBP	(507,152)	(247,239)	–	(247,239)

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2021 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	STMicroElectronics	1MLIBOR	STM FP EQUITY	Annually	10/05/2022	EUR	(239,919)	$17,988	$–	$17,988
Goldman Sachs	STMicroElectronics	1MLIBOR	STM FP EQUITY	Annually	10/05/2022	EUR	(962,107)	195,914	–	195,914
Morgan Stanley	Taiwan Semiconductor	1MLIBOR	2330 TT EQUI	Annually	12/19/2022	USD	(705,482)	99,872	–	99,872
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(552,699)	(68,017)	–	(68,017)
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(674,128)	(78,624)	–	(78,624)
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(541,581)	(42,982)	–	(42,982)
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	10/05/2022	GBP	(2,845,776)	(618,713)	–	(618,713)
Goldman Sachs	Unilever PLC	1MLIBOR	ULVR LN EQUITY	Annually	02/12/2023	GBP	(224,369)	13,383	–	13,383
Morgan Stanley	Veolia Environment	1MLIBOR	VIE FP EQUIT	Annually	10/05/2022	EUR	(1,183,510)	114,977	–	114,977
Bank of America	Vinci SA	1MLIBOR	FR0000125486	Annually	02/08/2023	EUR	(1,299,652)	27,422	–	27,422

								$10,176,265	$–	$10,176,265

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2021 (Unaudited)

**The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at March 31, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
M1WDU Index
24,634	TSMC	$(1,334,655)	$110,981	$110,981	1.94%
5,751	Tencent Holdings Ltd	(1,188,330)	98,813	98,813	1.73%
1,894	Alibaba Group Holding Ltd	(1,130,896)	94,038	94,038	1.64%
4,776	Samsung Electronics Co Ltd	(904,624)	75,222	75,222	1.32%
2,881	Nestle SA	(849,226)	70,616	70,616	1.24%
426	ASML Holding NV	(681,157)	56,640	56,640	0.99%
703	Roche Holding AG	(600,499)	49,933	49,933	0.87%
2,220	Novartis AG	(501,833)	41,729	41,729	0.73%
278	LVMH Moet Hennessy Louis Vuitton SE	(488,163)	40,592	40,592	0.71%
2,121	Toyota Motor Corp	(435,531)	36,216	36,216	0.63%
2,629	Unilever PLC	(387,489)	32,221	32,221	0.56%
12,094	AIA Group Ltd	(386,325)	32,124	32,124	0.56%
3,603	Meituan	(363,986)	30,267	30,267	0.53%
1,567	SoftBank Group Corp	(348,525)	28,981	28,981	0.51%
1,261	Sony Group Corp	(348,490)	28,978	28,978	0.51%
1,312	AstraZeneca PLC	(345,561)	28,734	28,734	0.50%
1,423	Royal Bank of Canada	(345,393)	28,721	28,721	0.50%
1,044	SAP SE	(337,500)	28,064	28,064	0.49%
765	Siemens AG	(331,501)	27,565	27,565	0.48%
110	Shopify Inc	(319,919)	26,602	26,602	0.46%
20,368	HSBC Holdings PLC	(313,196)	26,043	26,043	0.46%
1,813	Toronto-Dominion Bank/The	(311,360)	25,891	25,891	0.45%
2,520	TOTAL SE	(310,303)	25,803	25,803	0.45%
1,722	Novo Nordisk A/S	(307,975)	25,609	25,609	0.45%
1,774	Commonwealth Bank of Australia	(306,395)	25,478	25,478	0.45%
1,133	Sanofi	(295,475)	24,570	24,570	0.43%
412	Allianz SE	(276,988)	23,032	23,032	0.40%
436	Naspers Ltd	(274,321)	22,811	22,811	0.40%
2,946	BHP Group Ltd	(267,676)	22,258	22,258	0.39%
252	L’Oreal SA	(254,839)	21,191	21,191	0.37%
2,339	Diageo PLC	(254,044)	21,125	21,125	0.37%
455	CSL Ltd	(241,524)	20,083	20,083	0.35%
5,017	GlaxoSmithKline PLC	(234,816)	19,526	19,526	0.34%
2,294	British American Tobacco PLC	(231,247)	19,229	19,229	0.34%
1,122	Rio Tinto PLC	(226,287)	18,816	18,816	0.33%
182	Keyence Corp	(218,540)	18,172	18,172	0.32%
539	Schneider Electric SE	(217,186)	18,060	18,060	0.32%
710	Canadian National Railway Co	(217,030)	18,047	18,047	0.32%
20,269	BP PLC	(217,001)	18,044	18,044	0.32%
8,133	Enel SpA	(213,809)	17,779	17,779	0.31%
96,167	China Construction Bank Corp	(213,049)	17,716	17,716	0.31%
4,101	Royal Dutch Shell PLC	(210,685)	17,519	17,519	0.31%
6,119	Iberdrola SA	(208,045)	17,300	17,300	0.30%
2,853	Reliance Industries Ltd	(205,832)	17,116	17,116	0.30%
474	Air Liquide SA	(204,198)	16,980	16,980	0.30%
918	BASF SE	(201,392)	16,746	16,746	0.29%
856	Daimler AG	(201,360)	16,744	16,744	0.29%
1,211	Bank of Nova Scotia/The	(199,567)	16,595	16,595	0.29%
2,025	Enbridge Inc	(194,272)	16,154	16,154	0.28%
864	JD.com Inc	(191,953)	15,962	15,962	0.28%
6,497,017	OTHER	(49,889,710)	4,148,486	4,148,486	72.58%

		$(68,739,678)	$5,715,922	$5,715,922	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.

5

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL EQUITY FUND MARCH 31, 2021 (Unaudited)

ADR	— American Depositary Receipt
APAC	— Asia-Pacific
EAFE	— Europe, Australasia, and Far East
EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MSCI	— Morgan Stanley Capital International
OTC	— Over the counter
PLC	— Public Limited Company
S&P	— Standard & Poors
TSX	— Toronto Stock Exchange
USD	— United States Dollar

The following table summarizes the inputs used as of March 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$149,476,752	$–	$–	$149,476,752
U.S. Treasury Obligations	–	131,997,585	–	131,997,585
Exchange-Traded Funds	6,020,959	–	–	6,020,959

Total Investments in Securities	$155,497,711	$131,997,585	$–	$287,495,296

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(72,582)	$–	$–	$(72,582)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	12,003,394	–	12,003,394
Unrealized Depreciation	–	(1,827,129)	–	(1,827,129)

Total Other Financial Instruments	$(72,582)	$10,176,265	$–	$10,103,683

*Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended March 31, 2021, there have been no transfers in or out of Level 3.

API-QH-004-0100

6